Unsecured senior notes (Details 2) ¥ in Millions	Dec. 31, 2024 CNY (¥)
Unsecured Senior Note
Within 1 year	¥ 0
Between 1 to 2 years	3,594
Between 2 to 3 years	0
Between 3 to 4 years	0
Between 4 to 5 years	0
Beyond 5 years	7,058
Total	10,652
Convertible Notes Payable
Within 1 year	0
Between 1 to 2 years	0
Between 2 to 3 years	0
Between 3 to 4 years	0
Between 4 to 5 years	14,377
Beyond 5 years	0
Total	¥ 14,377